Trade and Other Receivables	12 Months Ended
Mar. 31, 2021
Disclosure Of Trade And Other Receivables [Abstract]
Trade and Other Receivables
21)	TRADE AND OTHER RECEIVABLES

	As at March 31
Particulars	2020	2021
Trade and other receivables, net of provision	46,814	19,403
Due from employees	542	479
Security deposits, net of provision	8,152	5,900
Interest accrued on term deposits	557	1,549
Total	56,065	27,331
Non-current	2,658	2,154
Current	53,407	25,177
Total	56,065	27,331

The trade receivables primarily consists of airline, corporate and retail customers.

Security deposits include amounts paid in advance to suppliers of hotel and other services in order to guarantee the provision of those services.

The management does not consider there to be significant concentration of credit risk relating to trade and other receivables.

The Group’s exposure to credit and currency risks is disclosed in note 5 and 35.

The information related to impairment losses related to trade and other receivables is disclosed in note 35.

Trade and other receivables from related parties are disclosed in note 38.